Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Check here if late participant loan repayments are included ☒	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
$463	$463	$—	$—	$—
—————
During 2025, an immaterial amount of participant contributions were not remitted to the Plan within the timeframe prescribed by the Department of Labor. These transactions are considered prohibited transactions, as defined by ERISA. The participant contributions were remitted to the Plan during 2025 and the related immaterial lost investment earnings were remitted to the Plan during 2026.
See accompanying report of independent registered public accounting firm.